FINANCIAL RISK MANAGEMENT (Details) - Schedule of sensitivity analysis - Fuel options [Member] - Fuel-Price Risk [Member] - USD ($) $ / shares in Units, $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of sensitivity analysis [Line Items]
Benchmark price (in Dollars per share)	$ 5
Positions effect on equity	$ 15.4	$ 7.4
Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of sensitivity analysis [Line Items]
Benchmark price (in Dollars per share)	$ (5)
Positions effect on equity	$ (34.5)	$ (5.5)